Restructuring (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The table below summarizes costs associated with the 2019 Cost Savings Plan:

Total
Restructuring costs	$100,023
Special termination costs	42,757
Total costs incurred in 2019	$142,780
Remaining costs expected but not yet incurred	19,621
Total costs	$162,401
summarizes the activity related to the restructuring costs discussed above. As of December 31, 2019, the current portion of the restructuring liability of $74,153 is included in other current liabilities on the consolidated balance sheet.

	Severance and other employee costs	Facility and closure costs	Accelerated operating lease costs	Asset impairments	Total
Liability as of January 1, 2019	$—	$—	$—	$—	$—
Restructuring costs	81,866	9,526	3,223	5,408	100,023
Cash payments	(5,209)	(3,378)	—	—	(8,587)
Non-cash charges	(5,550)	—	(3,223)	(5,408)	(14,181)
Translation	333	491	—	—	824
Liability as of December 31, 2019	$71,440	$6,639	$—	$—	$78,079